Income statement and statement of comprehensive income - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Net sales	kr 232,261	kr 176,954	kr 140,800
Cost of goods sold	(35,765)	(28,448)	(23,658)
Gross profit	196,496	148,506	117,142
Sales and distribution costs	(56,743)	(46,217)	(37,008)
Research and development costs	(32,443)	(24,047)	(17,772)
Administrative costs	(4,855)	(4,467)	(4,050)
Other operating income and expenses	119	1,034	332
Operating profit	102,574	74,809	58,644
Financial income	2,945	239	2,887
Financial expenses	(845)	(5,986)	(2,451)
Profit before income taxes	104,674	69,062	59,080
Income taxes	(20,991)	(13,537)	(11,323)
Net profit	kr 83,683	kr 55,525	kr 47,757
Earnings per share
Basic earnings per share (DKK per share)	kr 18.67	kr 12.26	kr 10.40
Diluted earnings per share (DKK per share)	kr 18.62	kr 12.22	kr 10.37